Label	Element	Value
abrdn International Small Cap Active ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	abrdn International Small Cap Active ETF
Objective [Heading]	oef_ObjectiveHeading	Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The abrdn International Small Cap Active ETF (the “International Small Cap Active ETF” or the “Fund”) seeks long-term growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2028
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been estimated to reflect expenses expected to be incurred by the Fund for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the International Small Cap Active ETF with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year (taking into account the contractual fee limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year of Predecessor Fund (as defined below), the Predecessor Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	32.00%
Strategy [Heading]	oef_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The International Small Cap Active ETF seeks to achieve its objective by investing primarily in equity securities of small non-U.S. companies. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. As a nonfundamental policy, under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. small companies. For purposes of the Fund’s 80% policy, a company is considered to be a non-U.S. company if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of a country outside the U.S.;

●	the company has its principal office in, or management is located in, a country outside the U.S.; and/or
●	the company has its principal securities trading market in a country outside the U.S.

The Fund considers a “small” company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI All Country World ex-USA Small Cap Index at the time of purchase. As of May 31, 2025, the MSCI All Country World ex-USA Small Cap Index included companies with market capitalizations up to $14.99 billion.

The Fund may invest in companies of any size provided the Fund’s 80% policy is met. As a result, the Fund’s average market capitalization may sometimes exceed that of the largest company in the MSCI All Country World ex-USA Small Cap Index.

Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries. At times, the Fund may have a significant amount of its assets invested in a country or geographic region, including through an exchange-traded fund. The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to the United Kingdom and Japan.

The Fund may invest in securities denominated in U.S. Dollars and the currencies of the foreign countries in which it may invest. The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the industrials and information technology sectors.

The Fund may invest:

●	up to 20% of net assets in debt securities;
●	up to 10% of net assets in private funds that invest in private equity and in venture-capital companies;
●	up to 35% of net assets in emerging markets securities; and
●	without limit in foreign securities.

In seeking to achieve the Fund’s investment objective, the Adviser and Sub-adviser (together, the “Advisers”) select stocks for the Fund using the portfolio management team’s quality, growth and momentum approach, which aims to identify companies that, in the Advisers’ view, exhibit a range of high-quality characteristics, the ability to deliver sustainable, multiyear growth and upwards momentum. When assessing quality, the Adviser and Sub-adviser evaluate every company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Advisers. In assessing the growth outlook for stocks, the Advisers consider the industry backdrop, as well as management’s strategy to drive sales and profitability over the medium to long term. When looking at momentum, the Advisers consider both price momentum and earnings momentum. The investment team generally allows the weight of stocks with positive price and earnings momentum, which also meet its quality and growth criteria, to increase.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and table below can help you evaluate potential risks of the Fund. It is currently contemplated that before the Fund commences operations, all of the assets of another investment company advised by abrdn Inc. and sub-advised by abrdn Investments Limited, abrdn International Small Cap Fund (the "Predecessor Fund"), will be transferred to the Fund in a tax-free reorganization. It is currently contemplated that the reorganization, which does not require the approval of shareholders of the Fund or the Predecessor Fund, will occur on or around October 17, 2025. The Fund has the same investment objective and strategies as those of the Predecessor Fund.

The bar chart shows how the performance of the Fund’s Shares (represented by the performance of the Predecessor Fund’s Institutional Class Shares) has varied from year to year. The table compares the Fund’s average annual total returns (represented by the performance of the Predecessor Fund’s Institutional Class Shares) to the returns of the MSCI AC World ex-USA Index (Net Total Return (“Net TR”)), a broad-based securities index, and the MSCI All Country World ex-USA Small Cap Index (Net TR). Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeeninvestments.com/usa/etf or call 844-383-7289.

The Predecessor Fund changed its investment strategy effective February 29, 2016. Performance information for periods prior to February 29, 2016 does not reflect the current investment strategy. In connection with the change in investment strategy, the Predecessor Fund changed its name from Aberdeen Global Small Cap Fund to Aberdeen International Small Cap Fund.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Fund.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	844-383-7289
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.aberdeeninvestments.com/usa/etf
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns – Institutional Class Shares (Years Ended Dec. 31)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2025: 18.19% Highest Return: 26.58% – 2nd quarter 2020 Lowest Return: -25.77% – 1st quarter 2020
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	18.19%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	26.58%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(25.77%)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class Shares.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax returns are shown in the following table for Institutional Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2024
abrdn International Small Cap Active ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	If the value of the Fund’s investments decreases, you may lose money.
abrdn International Small Cap Active ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn International Small Cap Active ETF | Issuer Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn International Small Cap Active ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

abrdn International Small Cap Active ETF | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Active Management Risk – The Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn International Small Cap Active ETF | Foreign Currency Exposure Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn International Small Cap Active ETF | Small-Cap Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value.

abrdn International Small Cap Active ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

abrdn International Small Cap Active ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Japan Risk. The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the Fund. The Japanese yen has fluctuated widely during recent periods and may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar. The performance of the global economy could have a major impact upon equity returns in Japan. Since the mid-2000s, Japan’s economic growth has remained relatively low. A recent economic recession was likely compounded by an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which could negatively affect the Fund.

United Kingdom Risk. The United Kingdom (the “U.K.”) economy is heavily dependent on the services industries. Activity in the services industry is relatively stable, but decreases in new work available and inflation impact the services industry and economy as a whole. This is accompanied by difficulties in the European financial markets, governments, and central banks that may negatively impact the U.K. economy. Additionally, the U.K. economy may still be impacted by a process referred to as “Brexit,” which describes when the U.K. left the EU on January 31, 2020. On December 24, 2020, negotiators representing the U.K. and the EU came to a preliminary trade agreement, the EU-UK Trade and Cooperating Agreement (“TCA”), which is an agreement on the terms governing certain aspects of the EU’s and U.K,’s relationship. Despite the existence of the TCA, Certain aspects of the relationship between the U.K. and EU remain unresolved and subject to further negotiation and agreement. As such, there remains uncertainty as to the scope, nature and terms of the relationship between the U.K. and the EU and the long-term effect and implications of Brexit.

abrdn International Small Cap Active ETF | Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Trading Risk – There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such Shares will develop or be maintained. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

abrdn International Small Cap Active ETF | Authorized Participants Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Authorized Participants Risk – The Fund has entered into Authorized Participant AP agreements with only a limited number of institutions. Should these APs cease to act as such or, for any reason, be unable to create or redeem Shares and new APs are not appointed in their place, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

abrdn International Small Cap Active ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Cash Transactions Risk – Unlike certain exchange-traded funds (“ETFs”), the Fund expects to effect its redemptions partially for cash, rather than primarily for in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF which generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests.

abrdn International Small Cap Active ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn International Small Cap Active ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk – Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

abrdn International Small Cap Active ETF | ESG Integration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect a Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which a Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in a Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.

abrdn International Small Cap Active ETF | Exchange-Traded Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Fund Risk – To the extent that the Fund invests in ETFs, the Fund may be subject to, among other risks, tracking error risk and passive and, in some cases, active management investment risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, Fund shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF. Where all or a portion of underlying ETF securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the ETF’s domestic trading day. This in turn could lead to differences between the market price of the ETF shares and the underlying value of those shares.

abrdn International Small Cap Active ETF | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk - Generally, only APs may redeem Shares. Investors other than APs wishing to realize their Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained.

abrdn International Small Cap Active ETF | Mid-Cap Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Mid-Cap Securities Risk–Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
abrdn International Small Cap Active ETF | Preferred Shares Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Preferred Shares Risk – Preferred shares in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred shares on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

abrdn International Small Cap Active ETF | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

abrdn International Small Cap Active ETF | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn International Small Cap Active ETF | abrdn International Small Cap Active ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.31%	[1]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	496
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,208
MSCI AC World ex-USA Index (Net TR) (reflects deductions for expenses and taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.50%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.70%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.64%	[4]
MSCI AC World ex-USA Small Cap Index (Net TR) (reflects deductions for expenses and taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.36%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.30%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.66%	[5]
abrdn International Small Cap Active ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(2.27%)
Annual Return [Percent]	oef_AnnlRtrPct	5.33%
Annual Return [Percent]	oef_AnnlRtrPct	32.18%
Annual Return [Percent]	oef_AnnlRtrPct	(9.31%)
Annual Return [Percent]	oef_AnnlRtrPct	24.17%
Annual Return [Percent]	oef_AnnlRtrPct	26.51%
Annual Return [Percent]	oef_AnnlRtrPct	19.25%
Annual Return [Percent]	oef_AnnlRtrPct	(34.71%)
Annual Return [Percent]	oef_AnnlRtrPct	9.99%
Annual Return [Percent]	oef_AnnlRtrPct	9.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.15%
abrdn International Small Cap Active ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.68%
abrdn International Small Cap Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.49%

[1]	“Other Expenses” have been estimated to reflect expenses expected to be incurred by the Fund for the current fiscal year.
[2]	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.
[3]	The Trust and the Adviser have entered into a written contract limiting total annual fund operating expenses of the Fund to 0.70%, except for certain expenses as described below. This contractual limitation may not be terminated before February 28, 2028 without the approval of the Independent Trustees of the Board. This limit excludes (i) interest, taxes, brokerage fees and short sale dividend expenses; (ii) expenses incurred indirectly by the Fund as a result of investments in short term investment vehicles such as money market funds that do not exceed 0.005% of a Fund’s average net assets (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for other investment companies and pooled investment vehicles); and (iii) extraordinary expenses, if any. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.
[4]	MSCI AC World ex-USA Index (Net TR) is an index that is designed to measure large and mid cap representation across developed markets countries (excluding the US) and emerging markets countries.
[5]	MSCI AC World ex-USA Small Cap Index (Net TR) is an index that is designed to measure small cap representation across developed markets countries (excluding the United States).